UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Dividend Income Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 59.33%
Consumer Discretionary – 5.35%
Asian Pay Television Trust	5,369,000	$3,644,340
General Motors	136,500	5,092,815
Johnson Controls	229,400	11,655,814
Kering	1,729	352,125
Lowe’s	154,500	11,446,905
Nitori Holdings	12,886	853,178
Publicis Groupe	6,975	568,752
Sumitomo Rubber Industries	32,400	560,134
Target	94,100	7,229,703
Techtronic Industries	129,000	446,585
Toyota Motor	15,800	1,065,001
Yue Yuen Industrial Holdings	181,500	704,391
		43,619,743
Consumer Staples – 6.19%
Archer-Daniels-Midland	225,400	10,792,152
Aryzta †	10,728	857,250
Carlsberg Class B	6,422	549,453
Coca-Cola	77,793	3,368,437
Coca-Cola Amatil	51,103	415,638
CVS Health	108,100	11,228,347
Japan Tobacco	13,000	409,931
Kraft Foods Group	182,200	11,671,732
Mondelez International Class A	297,800	10,999,243
Tesco	62,078	235,189
		50,527,372
Diversified REITs – 0.48%
Gramercy Property Trust	428,700	3,022,335
Mapletree Commercial Trust	759,000	868,861
		3,891,196
Energy – 6.24%
Chevron	98,100	10,465,308
CNOOC	343,000	492,663
ConocoPhillips	158,600	10,340,720
Halcon Resources †	8,461	16,245
Halliburton	180,600	7,754,964
Marathon Oil	363,200	10,118,752
Occidental Petroleum	136,100	10,599,468
Saipem †	23,740	244,000
Subsea 7	5,308	52,629
Suncor Energy	12,000	360,230
Total	8,386	452,634
		50,897,613

NQ-129 [2/15] 4/15 (14205)     1

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials – 6.50%
Allstate	162,400	$11,465,440
Apollo Investment	197,100	1,535,409
AXA	40,891	1,038,227
Bank of New York Mellon	273,700	10,712,618
Bank Rakyat Indonesia Persero	401,898	400,343
BB&T	283,500	10,787,175
ING Groep CVA †	45,451	679,231
JPMorgan Chase	32,100	1,967,088
Marsh & McLennan	193,000	10,979,770
Mitsubishi UFJ Financial Group	167,300	1,087,688
Nordea Bank	78,382	1,057,812
Standard Chartered	52,516	803,471
UniCredit	75,675	503,425
		53,017,697
Healthcare – 8.60%
Baxter International	149,500	10,337,925
Cardinal Health	129,600	11,403,504
Johnson & Johnson	105,600	10,825,056
Merck	192,600	11,274,804
Novartis	9,878	1,009,450
Pfizer	323,738	11,110,688
Quest Diagnostics	166,900	11,706,366
Sanofi	7,885	773,805
STADA Arzneimittel	15,521	509,751
Teva Pharmaceutical Industries ADR	21,402	1,220,342
		70,171,691
Healthcare REITs – 0.59%
Health Care REIT	24,300	1,873,773
Healthcare Realty Trust	14,200	405,268
Healthcare Trust of America Class A	38,300	1,062,825
Ventas	19,600	1,459,612
		4,801,478
Hotel REITs – 0.61%
Concentradora Fibra Hotelera Mexicana	832,357	1,243,719
DiamondRock Hospitality	48,500	702,280
Pebblebrook Hotel Trust	22,700	1,102,766
RLJ Lodging Trust	23,700	753,897
Strategic Hotels & Resorts †	89,300	1,171,616
		4,974,278
Industrial REITs – 0.23%
DCT Industrial Trust	15,900	573,672

2     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Industrial REITs (continued)
Terreno Realty	57,640	$1,270,386
		1,844,058
Industrials – 4.82%
Deutsche Post	21,318	725,903
East Japan Railway	8,346	700,151
General Electric	40,300	1,047,397
ITOCHU	60,989	683,207
Koninklijke Philips	22,032	659,982
Meggitt	55,140	463,947
Northrop Grumman	66,800	11,069,428
Raytheon	104,600	11,377,342
Rexel	16,562	323,584
Vinci	10,922	647,995
Waste Management	207,500	11,304,600
WestJet Airlines @	12,556	294,266
		39,297,802
Information Technology – 8.69%
Apple	45,100	5,793,546
Broadcom Class A	245,300	11,094,919
CA	244,799	7,960,863
CGI Group Class A †	21,746	909,881
Cisco Systems	407,900	12,037,129
Intel	319,300	10,616,725
Microsoft	238,500	10,458,225
Playtech	27,067	320,509
Teleperformance	12,893	995,914
Xerox	786,500	10,735,725
		70,923,436
Mall REITs – 0.58%
Simon Property Group	18,863	3,590,761
Taubman Centers	15,400	1,114,036
		4,704,797
Manufactured Housing REITs – 0.07%
Equity Lifestyle Properties	10,127	545,541
		545,541
Materials – 1.66%
AuRico Gold	44,262	156,131
duPont (E.I.) deNemours	150,900	11,747,565
Lafarge	5,471	406,137
Rexam	66,451	570,402
Rio Tinto	10,046	495,064

NQ-129 [2/15] 4/15 (14205)     3

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Materials (continued)
Yamana Gold	39,313	$166,975
		13,542,274
Mixed REITs – 0.28%
CyrusOne	27,700	823,244
Duke Realty	70,100	1,497,336
		2,320,580
Multifamily REITs – 1.39%
American Campus Communities	17,600	726,352
American Residential Properties †	149,600	2,594,064
AvalonBay Communities	12,800	2,154,752
Equity Residential	15,500	1,193,965
Essex Property Trust	7,813	1,737,846
Post Properties	50,900	2,894,683
		11,301,662
Office REITs – 1.10%
alstria office REIT †	73,600	1,015,067
Douglas Emmett	1,456	42,035
Easterly Government Properties †	223,000	3,590,300
Equity Commonwealth †	81,300	2,150,385
Highwoods Properties	32,600	1,486,886
Paramount Group †	39,500	724,825
		9,009,498
Shopping Center REITs – 1.11%
DDR	97,700	1,850,438
First Capital Realty	45,403	713,258
Kenedix Retail REIT †	150	343,086
Kite Realty Group Trust	98,400	2,786,688
Ramco-Gershenson Properties Trust	110,500	2,068,560
Wheeler Real Estate Investment Trust @	390,330	1,334,929
		9,096,959
Single Tenant REIT – 0.18%
Spirit Realty Capital	120,300	1,473,675
		1,473,675
Specialty – 0.20%
AMC Entertainment Holdings	48,000	1,650,240
		1,650,240
Telecommunication Services – 3.01%
AT&T	326,000	11,266,560
Century Communications =†	1,625,000	0
Mobile Telesystems ADR	33,150	328,185

4     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Telecommunication Services (continued)
Nippon Telegraph & Telephone	13,937	$864,509
Tele2 Class B	47,196	553,995
Verizon Communications	233,900	11,566,355
		24,579,604
Utilities – 1.45%
Abengoa Yield	21,600	708,264
Edison International	167,700	10,774,725
National Grid	25,336	346,793
		11,829,782
Total Common Stock (cost $372,253,382)		484,020,976

Exchange-Traded Funds – 0.77%
Aberdeen Asia-Pacific Income Fund	165,662	922,737
Market Vectors High Yield Municipal Index	170,500	5,334,945
Total Exchange-Traded Funds (cost $6,226,195)		6,257,682

Convertible Preferred Stock – 3.14%
Chesapeake Energy 144A 5.75% exercise price $26.14,
expiration date 12/31/49 #	1,065	1,073,653
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 @	16,840	1,691,578
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, expiration date 3/31/28	39,900	2,395,596
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	41,750	2,070,800
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49	1,141	396,783
HealthSouth 6.50% exercise price $29.70, expiration date
12/31/49	2,175	3,196,434
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,437	1,968,690
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	68,352	2,513,303
Laclede Group 6.75% exercise price $57.81, expiration
date 4/1/17	13,235	718,396
Maiden Holdings 7.25% exercise price $15.35, expiration
date 9/15/16	56,425	2,861,312
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49	15,133	730,167
T-Mobile US 5.50% exercise price $31.02, expiration date
12/15/17	20,485	1,237,294
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	1,989	2,411,583

NQ-129 [2/15] 4/15 (14205)     5

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Weyerhaeuser 6.375% exercise price $33.13, expiration
date 7/1/16	33,413	$1,949,314
Wheeler Real Estate Investment Trust 9.00% exercise
price $5.00, expiration date 12/31/49 @=	414	430,864
Total Convertible Preferred Stock (cost $25,966,402)		25,645,767

	Principal amount°
Commercial Mortgage-Backed Security – 0.12%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	922,351	959,205
Total Commercial Mortgage-Backed Security (cost $935,826)		959,205

Convertible Bonds – 8.27%
Basic Industry – 0.34%
Peabody Energy 4.75% exercise price $57.62, expiration
date 12/15/41	788,000	370,360
RTI International Metals 1.625% exercise price $40.72,
expiration date 10/10/19	2,450,000	2,427,031
		2,797,391
Brokerage – 0.19%
Gain Capital Holdings 4.125% exercise price $12.00,
expiration date 11/30/18	1,363,000	1,450,743
Jefferies Group 3.875% exercise price $45.06, expiration
date 10/31/29	141,000	144,877
		1,595,620
Capital Goods – 0.36%
Cemex 3.25% exercise price $9.65, expiration date 3/9/16	683,000	801,671
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	2,973,000	2,172,148
		2,973,819
Communications – 1.19%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	2,310,000	2,240,700
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40 #	2,181,000	2,388,195
Liberty Interactive 0.75% exercise price $1,000.00,
expiration date 3/30/43	1,464,000	2,088,030
Liberty Interactive 144A 1.00% exercise price $74.31,
expiration date 9/28/43 #	2,662,000	2,984,767
		9,701,692
Consumer Cyclical – 0.80%
Huron Consulting Group 144A 1.25% exercise price
$79.89, expiration date 9/27/19 #	1,642,000	1,785,675

6     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Cyclical (continued)
Iconix Brand Group 2.50% exercise price $30.75,
expiration date 5/31/16	1,245,000	$1,482,328
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	3,072,000	3,248,640
		6,516,643
Consumer Non-Cyclical – 1.33%
Hologic 2.00% exercise price $38.59, expiration date
12/15/43	1,666,000	1,922,147
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	2,636,000	3,326,303
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
expiration date 12/13/18	2,288,000	2,109,250
Vector Group 1.75% exercise price $25.87, expiration date
4/15/20	2,566,000	2,769,676
Vector Group 2.50% exercise price $16.78, expiration date
1/14/19 ●	481,000	701,742
		10,829,118
Energy – 0.54%
Chesapeake Energy 2.50% exercise price $47.77,
expiration date 5/15/37	683,000	665,925
Energy XXI 3.00% exercise price $40.40, expiration date
12/13/18	2,792,000	1,088,880
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	1,387,000	1,410,406
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	1,786,000	1,232,340
		4,397,551
Financials – 0.83%
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	2,204,000	2,290,783
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	2,293,000	2,492,204
New Mountain Finance 144A 5.00% exercise price $15.93,
expiration date 6/14/19 #	1,943,000	1,987,932
		6,770,919
Industrials – 0.25%
General Cable 4.50% exercise price $34.47, expiration
date 11/15/29 ϕ	2,946,000	2,060,359
		2,060,359
REITs – 0.62%
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	2,795,000	2,912,041

NQ-129 [2/15] 4/15 (14205)     7

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
REITs (continued)
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #		2,220,000	$2,146,463
			5,058,504
Services – 0.20%
Abengoa 144A 5.125% exercise price $38.74, expiration
date 2/23/17 #		1,600,000	1,600,000
			1,600,000
Technology – 1.62%
Blucora 4.25% exercise price $21.66, expiration date
3/29/19		1,247,000	1,190,885
Cardtronics 1.00% exercise price $52.35, expiration date
11/27/20		3,192,000	3,140,130
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #		1,583,000	2,015,357
Electronics For Imaging 144A 0.75% exercise price
$52.72, expiration date 8/29/19 #		1,100,000	1,118,563
j2 Global 3.25% exercise price $69.37, expiration date
6/14/29		2,269,000	2,651,894
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31		1,715,000	1,702,137
PROS Holdings 144A 2.00% exercise price $33.79,
expiration date 11/27/19 #		1,354,000	1,361,616
			13,180,582
Total Convertible Bonds (cost $67,805,325)			67,482,198

Corporate Bonds – 15.33%
Automotive – 0.32%
Gates Global 144A 6.00% 7/15/22 #		910,000	878,150
General Motors 4.875% 10/2/23		255,000	279,063
International Automotive Components Group 144A
9.125% 6/1/18 #		658,000	669,515
Meritor
6.25% 2/15/24		190,000	194,275
6.75% 6/15/21		345,000	363,113
Tupy Overseas 144A 6.625% 7/17/24 #		200,000	182,340
			2,566,456
Banking – 0.73%
Australia & New Zealand Banking Group
5.528% 6/20/22 ●	AUD	1,090,000	888,768
Bank of America 6.50% 10/29/49 ●		625,000	663,867
Barclays Bank 7.625% 11/21/22		550,000	630,437
Credit Suisse Group 144A 7.50% 12/29/49 #●		720,000	774,000
HSBC Holdings 6.375% 12/29/49 ●		770,000	792,715

8     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase 6.75% 1/29/49 ●	605,000	$656,231
Lloyds Banking Group 7.50% 4/30/49 ●	615,000	645,750
Popular 7.00% 7/1/19	865,000	873,650
		5,925,418
Basic Industry – 1.63%
AK Steel
7.625% 5/15/20	528,000	481,800
7.625% 10/1/21	295,000	258,863
American Tire Distributors 144A 10.25% 3/1/22 #	310,000	324,725
ArcelorMittal 6.25% 3/1/21	190,000	207,813
Bombardier
144A 5.50% 9/15/18 #	65,000	65,000
144A 7.50% 3/15/25 #	200,000	200,000
Builders FirstSource 144A 7.625% 6/1/21 #	704,000	714,560
Cemex 144A 7.25% 1/15/21 #	665,000	711,550
Cliffs Natural Resources 5.95% 1/15/18	245,000	220,500
Constellium 144A 8.00% 1/15/23 #	250,000	262,187
CPG Merger Sub 144A 8.00% 10/1/21 #	505,000	511,313
First Quantum Minerals
144A 6.75% 2/15/20 #	93,000	86,955
144A 7.00% 2/15/21 #	243,000	226,597
144A 7.25% 5/15/22 #	405,000	375,131
FMG Resources August 2006
144A 6.875% 4/1/22 #	299,000	251,160
144A 8.25% 11/1/19 #	315,000	298,856
Grace (W.R.)
144A 5.125% 10/1/21 #	245,000	254,187
144A 5.625% 10/1/24 #	250,000	269,687
Hardwoods Acquisition 144A 7.50% 8/1/21 #	410,000	395,650
HD Supply 11.50% 7/15/20	465,000	537,075
INEOS Group Holdings 144A 6.125% 8/15/18 #	200,000	204,000
Kissner Milling 144A 7.25% 6/1/19 #	375,000	383,437
LSB Industries 7.75% 8/1/19	440,000	460,900
Lundin Mining 144A 7.875% 11/1/22 #	640,000	664,000
NCI Building Systems 144A 8.25% 1/15/23 #	355,000	370,975
New Gold 144A 6.25% 11/15/22 #	506,000	503,470
Nortek 8.50% 4/15/21	405,000	437,400
NOVA Chemicals 144A 5.00% 5/1/25 #	340,000	359,975
Polymer Group 144A 6.875% 6/1/19 #	745,000	717,994
Rayonier AM Products 144A 5.50% 6/1/24 #	655,000	564,937
Ryerson
9.00% 10/15/17	307,000	314,675

NQ-129 [2/15] 4/15 (14205)     9

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Ryerson
11.25% 10/15/18	84,000	$88,620
Steel Dynamics 144A 5.50% 10/1/24 #	375,000	390,000
TPC Group 144A 8.75% 12/15/20 #	783,000	722,318
Wise Metals Group 144A 8.75% 12/15/18 #	255,000	277,631
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	170,000	184,238
		13,298,179
Capital Goods – 0.96%
Accudyne Industries 144A 7.75% 12/15/20 #	770,000	731,500
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	600,000	585,750
BWAY Holding 144A 9.125% 8/15/21 #	1,030,000	1,076,350
Consolidated Container 144A 10.125% 7/15/20 #	449,000	388,385
Gardner Denver 144A 6.875% 8/15/21 #	752,000	733,200
KLX 144A 5.875% 12/1/22 #	585,000	598,894
Milacron 144A 7.75% 2/15/21 #	475,000	498,750
Plastipak Holdings 144A 6.50% 10/1/21 #	720,000	736,200
Reynolds Group Issuer 8.25% 2/15/21	720,000	761,400
Signode Industrial Group 144A 6.375% 5/1/22 #	555,000	549,450
TransDigm
6.00% 7/15/22	655,000	666,463
6.50% 7/15/24	510,000	524,025
		7,850,367
Communications – 0.05%
VimpelCom Holdings 144A 5.95% 2/13/23 #	500,000	407,079
		407,079
Consumer Cyclical – 0.88%
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #❆	500,000	442,500
DBP Holding 144A 7.75% 10/15/20 #	388,000	356,960
Family Tree Escrow
144A 5.25% 3/1/20 #	90,000	94,500
144A 5.75% 3/1/23 #	485,000	512,887
Landry’s 144A 9.375% 5/1/20 #	1,191,000	1,290,746
MGM Resorts International 6.00% 3/15/23	1,410,000	1,473,450
Michaels Stores 144A 5.875% 12/15/20 #	455,000	470,925
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	415,000	404,625
Pantry 8.375% 8/1/20	446,000	492,830
Party City Holdings 8.875% 8/1/20	330,000	362,175
PC Nextco Holdings 8.75% 8/15/19	335,000	343,375
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	407,000	413,105
Wynn Las Vegas 144A 5.50% 3/1/25 #	510,000	515,712
		7,173,790

10     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 0.52%
Cott Beverages 144A 6.75% 1/1/20 #	785,000	$786,963
Darling Ingredients 5.375% 1/15/22	10,000	10,137
DS Services of America 144A 10.00% 9/1/21 #	250,000	293,125
JBS Investments 144A 7.75% 10/28/20 #	765,000	808,987
Prestige Brands 144A 5.375% 12/15/21 #	425,000	432,969
Spectrum Brands
144A 6.125% 12/15/24 #	765,000	826,200
6.625% 11/15/22	321,000	353,100
SUPERVALU 7.75% 11/15/22	715,000	759,688
		4,271,169
Energy – 1.65%
Baytex Energy 144A 5.625% 6/1/24 #	555,000	525,585
California Resources
144A 5.50% 9/15/21 #	570,000	522,975
144A 6.00% 11/15/24 #	520,000	466,050
Calumet Specialty Products Partners 7.625% 1/15/22	840,000	861,000
Chaparral Energy
7.625% 11/15/22	399,000	299,250
8.25% 9/1/21	256,000	199,680
CHC Helicopter 9.375% 6/1/21	367,250	301,145
Chesapeake Energy 4.875% 4/15/22	765,000	759,263
CSI Compressco 144A 7.25% 8/15/22 #	470,000	413,600
Energy Transfer Equity 5.875% 1/15/24	272,000	292,400
Exterran Partners 6.00% 4/1/21	355,000	328,375
Genesis Energy 5.75% 2/15/21	540,000	531,900
Halcon Resources 9.75% 7/15/20	800,000	620,000
Laredo Petroleum
5.625% 1/15/22	580,000	559,700
7.375% 5/1/22	108,000	111,780
Linn Energy 6.25% 11/1/19	600,000	514,500
Markwest Energy Partners 4.875% 12/1/24	580,000	598,850
Murphy Oil USA 6.00% 8/15/23	580,000	621,325
Northern Oil & Gas 8.00% 6/1/20	470,000	434,750
NuStar Logistics 6.75% 2/1/21	345,000	367,657
Oasis Petroleum 6.875% 3/15/22	765,000	753,525
Ocean Rig UDW 144A 7.25% 4/1/19 #	518,000	317,275
PDC Energy 7.75% 10/15/22	470,000	491,150
Pioneer Energy Services 6.125% 3/15/22	665,000	513,713
Regency Energy Partners 5.875% 3/1/22	590,000	647,525
Sabine Pass Liquefaction 144A 5.625% 3/1/25 #	605,000	608,781
Targa Resources Partners 5.25% 5/1/23	485,000	497,125

NQ-129 [2/15] 4/15 (14205)     11

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Western Refining Logistics 144A 7.50% 2/15/23 #	305,000	$313,388
		13,472,267
Financials – 0.34%
Argos Merger Sub 144A 7.125% 3/15/23 #	355,000	368,313
Consolidated Energy Finance 144A 6.75% 10/15/19 #	708,000	704,460
E*TRADE Financial 5.375% 11/15/22	645,000	682,087
Infinity Acquisition 144A 7.25% 8/1/22 #	405,000	377,663
James Hardie International Finance 144A
5.875% 2/15/23 #	645,000	661,931
		2,794,454
Healthcare – 1.26%
Air Medical Group Holdings 9.25% 11/1/18	318,000	335,490
Amsurg 5.625% 7/15/22	150,000	159,750
Community Health Systems 6.875% 2/1/22	1,300,000	1,396,687
DaVita HealthCare Partners 5.125% 7/15/24	975,000	1,013,391
HCA
5.375% 2/1/25	985,000	1,049,025
5.875% 5/1/23	955,000	1,048,113
HealthSouth 5.75% 11/1/24	305,000	320,250
Immucor 11.125% 8/15/19	980,000	1,054,725
Kinetic Concepts
10.50% 11/1/18	364,000	399,035
12.50% 11/1/19	265,000	294,150
Mallinckrodt International Finance 4.75% 4/15/23	325,000	319,313
Omnicare
4.75% 12/1/22	120,000	125,850
5.00% 12/1/24	325,000	343,687
Par Pharmaceutical 7.375% 10/15/20	1,172,000	1,248,180
Tenet Healthcare
144A 5.00% 3/1/19 #	450,000	453,375
8.125% 4/1/22	610,000	692,350
		10,253,371
Insurance – 0.36%
American International Group 8.175% 5/15/58 ●	480,000	667,200
HUB International 144A 7.875% 10/1/21 #	680,000	700,400
USI 144A 7.75% 1/15/21 #	706,000	721,885
XLIT 6.50% 10/29/49 ●	958,000	845,435
		2,934,920
Media – 2.28%
Altice
144A 7.625% 2/15/25 #	485,000	503,187
144A 7.75% 5/15/22 #	835,000	864,225

12     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Altice Financing 144A 6.625% 2/15/23 #	670,000	$700,987
CCO Holdings 5.25% 9/30/22	172,000	176,515
CCOH Safari
5.50% 12/1/22	390,000	404,137
5.75% 12/1/24	715,000	741,813
Columbus International 144A 7.375% 3/30/21 #	1,310,000	1,380,413
CSC Holdings 144A 5.25% 6/1/24 #	1,065,000	1,090,294
DISH DBS 5.875% 11/15/24	375,000	374,063
Gannett 144A 5.50% 9/15/24 #	430,000	448,275
Gray Television 7.50% 10/1/20	1,702,000	1,778,590
iHeartCommunications 9.00% 9/15/22	1,650,000	1,596,375
LIN Television 144A 5.875% 11/15/22 #	790,000	809,750
MDC Partners 144A 6.75% 4/1/20 #	625,000	660,156
Nexstar Broadcasting 144A 6.125% 2/15/22 #	645,000	659,513
Numericable
144A 6.00% 5/15/22 #	605,000	616,344
144A 6.25% 5/15/24 #	400,000	411,100
Outfront Media Capital 5.875% 3/15/25	375,000	398,906
RCN Telecom Services 144A 8.50% 8/15/20 #	465,000	495,225
Sinclair Television Group 144A 5.625% 8/1/24 #	1,040,000	1,058,200
Unitymedia KabelBW 144A 6.125% 1/15/25 #	665,000	707,394
Univision Communications 144A 5.125% 5/15/23 #	370,000	384,800
Virgin Media Finance
144A 5.75% 1/15/25 #	440,000	468,050
144A 6.375% 4/15/23 #	330,000	358,050
VTR Finance 144A 6.875% 1/15/24 #	1,220,000	1,281,000
Ziggo Bond Finance 144A 5.875% 1/15/25 #	200,000	210,000
		18,577,362
Services – 1.05%
AECOM Technology
144A 5.75% 10/15/22 #	250,000	262,500
144A 5.875% 10/15/24 #	370,000	394,050
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	345,000	351,037
144A 10.75% 10/15/19 #	894,000	768,840
BlueLine Rental Finance 144A 7.00% 2/1/19 #	195,000	202,800
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	420,000	346,500
Covanta Holding 5.875% 3/1/24	625,000	653,125
Geo Group
5.125% 4/1/23	265,000	271,625
5.875% 10/15/24	415,000	436,787

NQ-129 [2/15] 4/15 (14205)     13

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Mattamy Group 144A 6.50% 11/15/20 #	727,000	$707,007
Navios South American Logistics 144A 7.25% 5/1/22 #	570,000	552,187
Pinnacle Entertainment
6.375% 8/1/21	230,000	245,525
7.75% 4/1/22	423,000	457,897
United Rentals North America 5.75% 11/15/24	1,550,000	1,643,000
Watco 144A 6.375% 4/1/23 #	240,000	242,400
West 144A 5.375% 7/15/22 #	1,075,000	1,048,125
		8,583,405
Technology & Electronics – 0.78%
CDW
5.00% 9/1/23	190,000	191,425
5.50% 12/1/24	331,000	345,067
CommScope 144A 5.50% 6/15/24 #	630,000	641,025
Entegris 144A 6.00% 4/1/22 #	620,000	647,900
Equinix
5.375% 1/1/22	230,000	240,925
5.75% 1/1/25	415,000	437,825
First Data
11.25% 1/15/21	475,000	543,875
11.75% 8/15/21	871,000	1,019,070
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	1,005,000	1,015,050
j2 Global 8.00% 8/1/20	618,000	670,530
NCR 6.375% 12/15/23	285,000	302,813
Viasystems 144A 7.875% 5/1/19 #	305,000	323,300
		6,378,805
Telecommunications – 1.78%
CenturyLink 6.75% 12/1/23	370,000	419,256
Cogent Communications Finance 144A 5.625% 4/15/21 #	570,000	564,300
Cogent Communications Group 144A 5.375% 3/1/22 #	190,000	191,900
Digicel 144A 6.75% 3/1/23 #	550,000	556,187
Digicel Group
144A 7.125% 4/1/22 #	1,450,000	1,384,750
144A 8.25% 9/30/20 #	1,360,000	1,382,440
Hughes Satellite Systems 7.625% 6/15/21	398,000	443,273
Intelsat Luxembourg
7.75% 6/1/21	426,000	396,180
8.125% 6/1/23	2,315,000	2,164,525
Level 3 Communications 5.75% 12/1/22	590,000	609,175
Level 3 Financing 5.375% 8/15/22	525,000	545,837
Sprint
7.125% 6/15/24	940,000	940,000

14     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Sprint
7.25% 9/15/21	490,000	$501,944
7.875% 9/15/23	760,000	788,500
T-Mobile USA
6.00% 3/1/23	225,000	235,240
6.125% 1/15/22	170,000	179,563
6.25% 4/1/21	230,000	241,500
6.375% 3/1/25	405,000	424,238
Wind Acquisition Finance
144A 4.75% 7/15/20 #	270,000	273,375
144A 7.375% 4/23/21 #	515,000	538,175
Windstream
7.50% 6/1/22	368,000	363,860
7.75% 10/1/21	320,000	324,800
Zayo Group
144A 6.00% 4/1/23 #	655,000	673,013
10.125% 7/1/20	340,000	385,475
		14,527,506
Utilities – 0.74%
Abengoa Yield 144A 7.00% 11/15/19 #	585,000	611,325
AES Gener 144A 8.375% 12/18/73 #●	200,000	219,000
Calpine
5.375% 1/15/23	550,000	561,000
5.50% 2/1/24	325,000	329,063
DPL
144A 6.75% 10/1/19 #	515,000	540,750
7.25% 10/15/21	760,000	801,800
Dynegy 5.875% 6/1/23	365,000	361,350
Dynegy Finance I/II
144A 6.75% 11/1/19 #	200,000	209,500
144A 7.375% 11/1/22 #	335,000	355,100
144A 7.625% 11/1/24 #	755,000	802,187
Enel 144A 8.75% 9/24/73 #●	600,000	735,316
GenOn Energy 9.875% 10/15/20	520,000	530,400
		6,056,791
Total Corporate Bonds (cost $124,531,572)		125,071,339

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 8.845% 1/15/87 #@⧫=†	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

NQ-129 [2/15] 4/15 (14205)     15

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Municipal Bonds – 1.03%
California State
(Various Purposes) 5.00% 11/1/43		1,000,000	$1,146,830
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43		1,000,000	1,144,140
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45		1,250,000	1,411,213
Dallas/Fort Worth International Airport
Series H 5.00% 11/1/42 (AMT)		1,000,000	1,091,070
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47		650,000	558,915
New York State Thruway Authority
Series J 5.00% 1/1/41		1,000,000	1,128,210
Palm Beach County Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34		65,000	74,381
Series A 7.50% 6/1/49		325,000	372,677
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTC Mobility Partners)
6.75% 6/30/43 (AMT)		450,000	551,637
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41		750,000	872,790
Total Municipal Bonds (cost $7,380,592)			8,351,863

Regional Bond – 0.07%Δ
Australia – 0.07%
New South Wales Treasury 4.00% 5/20/26	AUD	640,200	551,838
Total Regional Bond (cost $558,092)			551,838

Senior Secured Loans – 0.73%«
Applied Systems 2nd Lien 7.50% 1/23/22		648,000	645,732
Ashland Water 2nd Lien 7.75% 7/31/22		220,000	215,050
Atkore International 2nd Lien 7.75% 10/9/21		203,000	192,947
Avaya Tranche B-3 4.668% 10/26/17		530,000	515,508
Azure Midstream Tranche B 6.50% 11/15/18		97,257	90,449
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		530,000	525,694
Borgata Tranche B 1st Lien 6.50% 8/15/18		462,908	467,537
Clear Channel Communications Tranche D
6.922% 1/30/19		335,000	321,516
Flint Group 2nd Lien 8.25% 4/8/22		615,000	587,325
Hostess Brands 1st Lien 6.75% 3/20/20		580,613	592,951

16     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Mauser Holdings 2nd Lien 8.25% 7/31/22		630,000	$617,400
Moxie Liberty Tranche B 7.50% 8/21/20		295,000	297,950
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/19/20		290,000	291,088
Panda Stonewall Tranche B 6.50% 11/13/21		395,000	400,184
Rite Aid 2nd Lien 5.75% 8/21/20		220,000	222,108
Total Senior Secured Loans (cost $6,060,726)			5,983,439

Sovereign Bonds – 0.78%Δ
Indonesia – 0.29%
Indonesia Government International Bond 144A
6.75% 1/15/44 #		1,800,000	2,349,000
			2,349,000
Mexico – 0.43%
Mexican Bonos 10.00% 12/5/24	MXN	39,301,000	3,491,200
			3,491,200
South Africa – 0.06%
South Africa Government International Bond
5.375% 7/24/44		500,000	547,500
			547,500
Total Sovereign Bonds (cost $6,492,750)			6,387,700

Supranational Bank – 0.11%Δ
Inter-American Development Bank 7.25% 7/17/17	IDR	11,950,000,000	918,273
Total Supranational Bank (cost $996,733)			918,273

U.S. Treasury Obligation – 1.23%
U.S. Treasury Notes
2.25% 11/15/24		9,800,000	10,007,486
Total U.S. Treasury Obligation (cost $9,953,125)			10,007,486

		Number of shares
Limited Partnership – 0.94%
Plains All American Pipeline		153,300	7,648,137
Total Limited Partnership (cost $7,818,184)			7,648,137

Preferred Stock – 0.35%
Ally Financial 144A 7.00% #		1,100	1,108,422
Freddie Mac 6.02%		40,000	163,400
GMAC Capital Trust I 8.125% ●		17,000	442,510
Regions Financial 6.375%		17,000	426,700

NQ-129 [2/15] 4/15 (14205)     17

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
Vornado Realty Trust 6.625%	28,600	$732,160
Total Preferred Stock (cost $3,472,469)		2,873,192

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 @†	43,188	12,093
Total Warrant (cost $358)		12,093

	Principal amount°
Short-Term Investments – 7.15%
Discount Notes – 4.86%≠
Federal Home Loan Bank
0.056% 4/8/15	8,717,450	8,717,267
0.065% 3/5/15	6,436,124	6,436,117
0.065% 4/20/15	4,520,200	4,520,078
0.07% 4/6/15	14,294,104	14,293,832
0.08% 3/18/15	2,691,715	2,691,704
0.085% 3/27/15	2,954,939	2,954,918
		39,613,916
Repurchase Agreements – 2.29%
Bank of America Merrill Lynch
0.03%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $6,765,493 (collateralized by U.S.
government obligations 0.00%–3.625%
9/30/16–8/15/43; market value $6,900,786)	6,765,476	6,765,476
Bank of Montreal
0.06%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $5,637,925 (collateralized by U.S.
government obligations 0.00%–9.125%
4/23/15–6/30/21; market value $5,750,656)	5,637,897	5,637,897
BNP Paribas
0.07%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $6,267,664 (collateralized by U.S.
government obligations 0.00%–3.500%
4/15/19–11/15/42; market value $6,392,982)	6,267,627	6,267,627
		18,671,000
Total Short-Term Investments (cost $58,283,402)		58,284,916

18     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

Total Value of Securities – 99.35%
(cost $699,840,133)	$810,456,104
Receivables and Other Assets Net of Liabilities – 0.65%	5,336,448
Net Assets – 100.00%	$815,792,552

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $86,704,966, which represents 10.63% of the Fund’s net assets.

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $3,763,730, which represents 0.46% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2015, the aggregate value of fair valued securities was $430,864, which represents 0.05% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2015.

NQ-129 [2/15] 4/15 (14205)     19

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Feb. 28, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	IDR	1,100,069,586	USD	(84,950)	3/4/15	$14
BNYM	JPY	49,157,719	USD	(411,470)	3/4/15	(490)
						$(476)

Futures Contracts

	Notional			Unrealized
	Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
(102) E-mini S&P 500 Index	$(10,274,231)	$(10,724,280)	3/24/15	$(450,049)

Swap Contracts
CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
BCLY	ICE-CDX.NA.HY.23	$4,455,000	5.00%	12/20/19	$(61,568)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

20     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
AUD – Australian Dollar
BCLY – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CVA – Dutch Certificate
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
USD – U.S. Dollar

NQ-129 [2/15] 4/15 (14205)     21

Notes
Delaware Dividend Income Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-129 [2/15] 4/15 (14205)     23

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities	$—	$959,205	$—	$959,205
Corporate Debt	—	192,553,537	—	192,553,537
Foreign Debt	—	7,857,811	—	7,857,811
Senior Secured Loans	—	5,983,439	—	5,983,439
Municipal Bonds	—	8,351,863	—	8,351,863
Common Stock	484,020,976	—	—	484,020,976
Convertible Preferred Stock[1]	19,099,470	6,115,433	430,864	25,645,767
Preferred Stock[1]	1,601,370	1,271,822	—	2,873,192
Limited Partnership	7,648,137	—	—	7,648,137
Warrant	12,093	—	—	12,093
Exchange-Traded Funds	6,257,682	—	—	6,257,682
Short-Term Investments	—	58,284,916	—	58,284,916
U.S. Treasury Obligation	—	10,007,486	—	10,007,486
Total	$518,639,728	$291,385,512	$430,864	$810,456,104
Foreign Currency Exchange Contracts	$—	$(476)	$—	$(476)
Futures Contracts	(450,049)	—	—	(450,049)
Swap Contracts	—	(61,568)	—	(61,568)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	74.47%	23.85%	1.68%	100.00%
Preferred Stock	55.73%	44.27%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

24     NQ-129 [2/15] 4/15 (14205)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-129 [2/15] 4/15 (14205)     25

Schedule of investments
Delaware Small Cap Core Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.60%
Basic Materials – 5.70%
Axiall	112,200	$5,195,982
Boise Cascade †	94,265	3,356,777
Chemtura †	153,000	4,016,250
Innophos Holdings	63,500	3,564,255
Kaiser Aluminum	60,700	4,585,885
Neenah Paper	87,300	5,274,666
Quaker Chemical	51,400	4,172,652
Worthington Industries	174,600	4,714,200
		34,880,667
Business Services – 6.19%
Convergys	219,000	4,894,650
Kforce	267,775	6,319,490
McGrath RentCorp	150,001	4,798,532
On Assignment †	61,400	2,346,094
TeleTech Holdings †	160,700	3,905,010
U.S. Ecology	100,080	4,885,906
United Stationers	144,100	5,820,199
WageWorks †	86,293	4,957,533
		37,927,414
Capital Goods – 8.60%
AAON	210,030	4,727,775
Applied Industrial Technologies	123,840	5,425,430
Barnes Group	159,600	6,387,192
Columbus McKinnon	185,320	4,922,099
ESCO Technologies	124,500	4,798,230
Esterline Technologies †	28,800	3,394,080
Granite Construction	139,641	4,624,910
Kadant	127,638	5,646,705
MasTec †	77,800	1,717,046
MYR Group †	107,700	2,976,828
Rofin-Sinar Technologies †	178,700	4,283,439
Tetra Tech	148,300	3,771,269
		52,675,003
Communications Services – 1.97%
Atlantic Tele-Network	55,384	3,812,081
InterXion Holding †	153,791	4,901,319
RigNet †	105,001	3,320,132
		12,033,532
Consumer Discretionary – 3.58%
Express †	212,700	2,939,514
G-III Apparel Group †	64,000	6,734,720
Iconix Brand Group †	155,600	5,254,612

NQ-480 [2/15] 4/15 (14210)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Discretionary (continued)
Madden (Steven) †	191,950	$7,008,095
		21,936,941
Consumer Services – 5.00%
Buffalo Wild Wings †	29,220	5,584,526
Cheesecake Factory	118,100	5,612,112
Del Frisco’s Restaurant Group †	244,600	4,914,014
Jack in the Box	83,280	8,052,343
Popeyes Louisiana Kitchen †	107,100	6,427,071
		30,590,066
Consumer Staples – 2.59%
Casey’s General Stores	87,000	7,634,250
J&J Snack Foods	46,186	4,673,561
Prestige Brands Holdings †	92,300	3,557,242
		15,865,053
Credit Cyclicals – 1.06%
Tenneco †	111,100	6,470,464
		6,470,464
Energy – 2.73%
Bonanza Creek Energy †	66,300	1,786,785
Bristow Group	37,450	2,319,653
Carrizo Oil & Gas †	95,600	4,549,604
Diamondback Energy †	56,010	3,988,472
Parsley Energy Class A †	94,000	1,399,660
Pioneer Energy Services †	106,000	563,920
RSP Permian †	78,115	2,121,603
		16,729,697
Financials – 16.17%
American Equity Investment Life Holding	177,300	5,051,277
AMERISAFE	40,200	1,669,908
BBCN Bancorp	267,000	3,671,250
Bryn Mawr Bank	47,900	1,434,126
Cardinal Financial	200,600	3,925,742
City Holding	98,650	4,552,698
Evercore Partners Class A	95,500	4,892,465
Fidelity & Guaranty Life	172,835	3,574,228
First NBC Bank Holding †	116,800	3,821,696
Flushing Financial	175,800	3,442,164
Greenhill	64,100	2,481,311
Independent Bank @	115,900	4,846,938
Infinity Property & Casualty @	53,900	4,179,945
Old National Bancorp	235,400	3,316,786
Primerica	88,300	4,656,942

2     NQ-480 [2/15] 4/15 (14210)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
Prosperity Bancshares	108,500	$5,612,705
Selective Insurance Group @	167,600	4,563,748
Sterling Bancorp	405,500	5,563,460
Stifel Financial †	106,900	5,854,913
Susquehanna Bancshares	291,200	3,904,992
Texas Capital Bancshares †	82,400	3,825,832
United Fire Group	114,373	3,298,517
Webster Financial	163,900	5,659,467
Western Alliance Bancorp †	184,400	5,235,116
		99,036,226
Healthcare – 14.59%
Acorda Therapeutics †	162,100	5,485,464
Air Methods †	122,000	6,464,780
Akorn †	143,700	7,732,497
Cepheid †	124,300	7,065,212
CONMED	127,640	6,547,932
CryoLife	349,905	3,667,004
DexCom †	121,100	7,355,614
ICON †	92,400	6,376,524
Isis Pharmaceuticals †	84,000	5,759,040
Ligand Pharmaceuticals Class B †	87,300	4,807,611
Medicines †	82,100	2,361,607
Merit Medical Systems †	175,687	3,445,222
Quidel †	192,100	4,933,128
Spectrum Pharmaceuticals †	368,900	2,298,247
Vanda Pharmaceuticals †	177,000	1,904,520
WellCare Health Plans †	65,000	5,902,650
West Pharmaceutical Services	132,520	7,251,494
		89,358,546
Industrials – 1.19%
Continental Building Products †	190,100	3,965,486
Swift Transportation †	116,600	3,297,448
		7,262,934

NQ-480 [2/15] 4/15 (14210)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Materials – 1.00%
Minerals Technologies	83,800	$6,136,674
		6,136,674
Media – 0.47%
National CineMedia	187,950	2,864,358
		2,864,358
Real Estate – 6.68%
DCT Industrial Trust	157,050	5,666,364
DuPont Fabros Technology	140,700	4,405,317
EastGroup Properties	71,600	4,510,800
EPR Properties	86,600	5,283,466
Kite Realty Group Trust	178,400	5,052,288
LaSalle Hotel Properties	151,200	5,884,704
Ramco-Gershenson Properties Trust	253,700	4,749,264
Sovran Self Storage	57,930	5,330,719
		40,882,922
Technology – 16.36%
Anixter International †	59,150	4,666,344
Applied Micro Circuits †	573,800	3,121,472
Callidus Software †	150,200	2,146,358
Coupons.com †	218,200	2,127,450
ExlService Holdings †	71,790	2,505,471
FARO Technologies †	100,690	6,038,379
GrubHub †	131,800	5,536,918
Guidewire Software †	95,900	5,337,794
inContact †	494,570	5,791,415
j2 Global @	87,600	5,891,100
KEYW Holding †	398,282	3,477,002
NETGEAR †	124,110	4,001,306
Plantronics	84,700	4,272,268
Proofpoint †	106,200	6,015,168
Rally Software Development †	181,000	2,153,900
SciQuest †	252,700	4,399,507
Semtech †	202,000	5,843,860
Shutterfly †	98,600	4,733,786
SS&C Technologies Holdings	109,932	6,670,674
Synaptics †	72,920	6,267,474
Tyler Technologies †	39,800	4,750,926
WNS Holdings ADR †	180,998	4,429,021
		100,177,593
Transportation – 1.73%
Roadrunner Transportation Systems †	104,800	2,690,216

4     NQ-480 [2/15] 4/15 (14210)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Transportation (continued)
XPO Logistics †	179,500	$7,924,925
		10,615,141
Utilities – 1.99%
Cleco	99,000	5,388,570
NorthWestern	94,200	5,104,698
South Jersey Industries	30,300	1,717,404
		12,210,672
Total Common Stock (cost $530,378,945)		597,653,903

	Principal amount°
Short-Term Investments – 4.61%
Discount Notes – 2.81%≠
Federal Home Loan Bank
0.056% 4/8/15	3,632,376	3,632,300
0.065% 3/5/15	1,108,262	1,108,261
0.065% 4/20/15	898,668	898,644
0.07% 4/6/15	10,887,896	10,887,689
0.08% 3/18/15	205,976	205,975
0.085% 3/27/15	460,621	460,618
		17,193,487
Repurchase Agreements – 1.80%
Bank of America Merrill Lynch
0.03%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $4,004,363 (collateralized by U.S.
government obligations 0.00%–3.625%
9/30/16–8/15/43; market value $4,084,440)	4,004,353	4,004,353
Bank of Montreal
0.06%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $3,336,978 (collateralized by U.S.
government obligations 0.00%–9.125%
4/23/15–6/30/21; market value $3,403,701)	3,336,961	3,336,961
BNP Paribas
0.07%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $3,709,708 (collateralized by U.S.
government obligations 0.00%–3.500%
4/15/19–11/15/42; market value $3,783,881)	3,709,686	3,709,686
		11,051,000
Total Short-Term Investments (cost $28,243,858)		28,244,487

Total Value of Securities – 102.21%
(cost $558,622,803)		625,898,390

NQ-480 [2/15] 4/15 (14210)     5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

Liabilities Net of Receivables and Other Assets – (2.21%)	(13,545,021)
Net Assets – 100.00%	$612,353,369

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $19,481,731, which represents 3.18% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

6     NQ-480 [2/15] 4/15 (14210)

Notes
Delaware Small Cap Core Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-480 [2/15] 4/15 (14210)     7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Total
Common Stock	$597,653,903	$—	$597,653,903
Short-Term Investments	—	28,244,487	28,244,487
Total	$597,653,903	$28,244,487	$625,898,390

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-480 [2/15] 4/15 (14210)

Schedule of investments
Delaware Small Cap Value Fund	February 28, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 93.95%
Basic Industry – 9.29%
Albemarle	460,300	$26,039,171
Berry Plastics Group †	1,256,000	43,093,360
Chemtura †	1,286,800	33,778,500
Cytec Industries	789,200	41,456,676
Fuller (H.B.)	939,900	42,013,530
Glatfelter	1,010,100	24,747,450
Kaiser Aluminum	479,727	36,243,375
Olin	670,700	18,806,428
Ryerson Holding †	827,700	5,032,416
		271,210,906
Business Services – 1.49%
Brink’s	325,000	9,145,500
Deluxe	278,400	18,527,520
United Stationers	390,918	15,789,178
		43,462,198
Capital Spending – 8.29%
Actuant Class A	635,200	16,159,488
Altra Industrial Motion	822,931	22,466,016
CIRCOR International	195,700	10,503,219
EnPro Industries	293,900	19,329,803
H&E Equipment Services	1,036,300	25,368,624
ITT	1,247,300	51,226,611
MasTec †	1,493,900	32,970,373
Primoris Services	862,100	17,802,365
Regal-Beloit	338,500	26,382,690
Thermon Group Holdings †	805,200	19,743,504
		241,952,693
Consumer Cyclical – 4.01%
Barnes Group	629,400	25,188,588
Knoll	684,100	14,523,443
Meritage Homes †	805,800	35,866,158
Standard Motor Products	448,640	18,806,989
Tenneco †	386,300	22,498,112
		116,883,290
Consumer Services – 8.60%
Asbury Automotive Group †	186,300	14,656,221
Brinker International	301,400	17,921,244
Cato Class A	358,544	15,897,841
Cheesecake Factory	558,100	26,520,912
Cinemark Holdings	516,831	21,045,358
Finish Line Class A	697,900	17,084,592
Genesco †	202,681	14,882,866

NQ-021 [2/15] 4/15 (14208)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Services (continued)
Hanesbrands	145,800	$18,595,332
Madden (Steven) †	639,750	23,357,273
Meredith	364,518	19,552,745
Stage Stores	554,300	11,873,106
Texas Roadhouse	732,500	27,571,300
Wolverine World Wide	721,700	22,055,152
		251,013,942
Consumer Staples – 2.28%
Core-Mark Holding	170,700	12,003,624
J&J Snack Foods	168,600	17,060,634
Pinnacle Foods	493,300	17,906,790
Scotts Miracle-Gro Class A	298,900	19,580,939
		66,551,987
Energy – 4.81%
Bonanza Creek Energy †	324,000	8,731,800
Helix Energy Solutions Group †	1,873,900	28,933,016
Jones Energy Class A †	437,100	3,732,834
Patterson-UTI Energy	1,320,100	24,666,069
Southwest Gas	577,500	33,067,650
Stone Energy †	1,152,563	19,524,417
Whiting Petroleum †	641,500	21,701,945
		140,357,731
Financial Services – 22.02%
Bank of Hawaii	662,100	39,898,146
Boston Private Financial Holdings	1,694,300	21,263,465
Community Bank System	933,500	33,157,920
CVB Financial	693,600	10,854,840
East West Bancorp	1,872,723	74,815,284
First Financial Bancorp	1,316,500	22,946,595
First Midwest Bancorp	1,275,600	21,812,760
Hancock Holding	1,235,800	36,171,866
Independent Bank @	774,200	32,377,044
Infinity Property & Casualty @	293,082	22,728,509
Main Street Capital	586,000	18,136,700
NBT Bancorp @	1,155,600	27,745,956
Platinum Underwriters Holdings	296,100	22,607,235
ProAssurance	587,000	26,409,130
S&T Bancorp @	638,956	18,101,623
Selective Insurance Group @	1,296,800	35,311,864
StanCorp Financial Group	227,400	15,044,784
Stifel Financial †	601,800	32,960,586
Susquehanna Bancshares	686,700	9,208,647

2     NQ-021 [2/15] 4/15 (14208)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financial Services (continued)
Validus Holdings	573,384	$23,875,710
Valley National Bancorp	2,932,000	28,147,200
Webster Financial	1,246,400	43,038,192
WesBanco @	788,200	25,805,668
		642,419,724
Healthcare – 6.97%
Cooper	171,900	28,186,443
Haemonetics †	504,300	22,421,178
Owens & Minor	670,600	23,913,596
Service International	1,427,800	35,480,830
STERIS	583,480	37,646,129
Teleflex	194,500	23,668,705
VCA †	603,600	32,159,808
		203,476,689
Real Estate – 6.92%
Alexander & Baldwin	543,100	21,957,533
Brandywine Realty Trust	1,742,937	27,625,551
Education Realty Trust	489,133	17,149,003
Healthcare Realty Trust	762,100	21,750,334
Highwoods Properties	655,700	29,906,477
Lexington Realty Trust	2,337,500	25,315,125
Ramco-Gershenson Properties Trust	952,789	17,836,210
Summit Hotel Properties	1,357,500	17,823,975
Washington Real Estate Investment Trust	791,800	22,439,612
		201,803,820
Technology – 14.20%
Black Box	223,813	4,921,648
Brocade Communications Systems	2,730,200	33,827,178
Cirrus Logic †	684,900	20,622,339
CommScope Holding †	1,193,248	37,587,312
Electronics for Imaging †	734,300	29,812,580
Netscout Systems †	637,700	25,712,064
ON Semiconductor †	3,322,600	42,363,150
Premiere Global Services †	976,150	9,507,701
PTC †	871,100	30,187,971
Qorvo †	537,100	37,274,740
Synopsys †	1,131,500	52,512,915
Tech Data †	467,800	27,834,100
Teradyne	1,491,700	28,819,644
Vishay Intertechnology	2,351,100	33,479,664
		414,463,006

NQ-021 [2/15] 4/15 (14208)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Transportation – 2.83%
Kirby †	217,100	$16,734,068
Matson	507,700	20,038,919
Saia †	349,950	16,108,199
Werner Enterprises	926,800	29,722,476
		82,603,662
Utilities – 2.24%
Black Hills	397,200	20,189,676
El Paso Electric	519,400	19,643,708
NorthWestern	470,500	25,496,395
		65,329,779
Total Common Stock (cost $2,114,805,004)		2,741,529,427

Exchange-Traded Fund – 2.55%
iShares Russell 2000 Value ETF	731,300	74,497,531
Total Exchange-Traded Fund (cost $73,061,549)		74,497,531

	Principal amount°
Short-Term Investments – 3.77%
Discount Notes – 2.47%≠
Federal Home Loan Bank
0.057% 4/8/15	10,250,666	10,250,451
0.065% 3/5/15	14,145,990	14,145,976
0.065% 4/20/15	8,178,850	8,178,629
0.07% 4/6/15	34,693,740	34,693,081
0.08% 3/18/15	1,815,630	1,815,623
0.085% 3/27/15	3,115,318	3,115,296
		72,199,056
Repurchase Agreements – 1.30%
Bank of America Merrill Lynch
0.03%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $13,688,972 (collateralized by U.S.
government obligations 0.00%–3.625%
9/30/16–8/15/43; market value $13,962,716)	13,688,938	13,688,938
Bank of Montreal
0.06%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $11,407,505 (collateralized by U.S.
government obligations 0.00%–9.125%
4/23/15–6/30/21; market value $11,635,599)	11,407,448	11,407,448

4     NQ-021 [2/15] 4/15 (14208)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.07%, dated 2/27/15, to be repurchased on 3/2/15,
repurchase price $12,681,688 (collateralized by U.S.
government obligations 0.00%–3.500%
4/15/19–11/15/42; market value $12,935,251)	12,681,614	$12,681,614
		37,778,000
Total Short-Term Investments (cost $109,974,698)		109,977,056

Total Value of Securities – 100.27%
(cost $2,297,841,251)		2,926,004,014

Liabilities Net of Receivables and Other Assets – (0.27%)		(8,012,359)
Net Assets – 100.00%		$2,917,991,655

@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $ 162,070,664, which represents 5.55% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ETF – Exchange-Traded Fund

NQ-021 [2/15] 4/15 (14208)     5

Notes
Delaware Small Cap Value Fund	February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-021 [2/15] 4/15 (14208)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Total
Common Stock	$2,741,529,427	$—	$2,741,529,427
Exchange-Traded Fund	74,497,531	—	74,497,531
Short-Term Investments	—	109,977,056	109,977,056
Total	$2,816,026,958	$109,977,056	$2,926,004,014

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-021 [2/15] 4/15 (14208)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: